Equity Incentive Plan - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) Installment shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) Installment $ / shares shares	Sep. 30, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) employees $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option exercised					0	0
Stock-based compensation | $			$ 2,998,000	$ 2,552,000	$ 3,435,000	$ 2,265,000
Number of employees issued stock during period | employees					2
Restricted stock units, Description					market value equal to the greater of (1) $3.5 million for two employees, or $4 million for the other referenced employee or (2) an amount determined using a formula-based model (as defined in the respective employment agreements), as of the date of such grants.
Non Employee Director [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation | $					$ 400,000	$ 700,000
Options granted					136,956	7,223
Performance Based Vesting Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration period					10 years
Weighted average fair value granted | $ / shares						$ 37.16
Performance Based Vesting Stock Option [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Internal rate of return on investment					70.00%
Restricted Stock Units [Member] | Non Employee Director [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation | $	$ 200,000	$ 200,000	$ 500,000	$ 200,000
Options granted			90,324
Restricted Stock Units [Member] | Minimum [Member] | Non Employee Director [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			1 year
Performance Based Restricted Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting maximum number of annual installments | Installment	3		3
2019 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock options authorized under plan	9,626,451		9,626,451
Common stock options available for issuance	1,903,955		1,903,955		1,948,815
Stock option exercised			4,676
Options granted			1,277,771		4,137,750,000	514,710,000
Percentage of share increase			5.00%
2019 Plan [Member] | Time Based Vesting Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			3 years		3 years
Expiration period					10 years
Weighted average fair value granted | $ / shares			$ 1.79	$ 2.19	$ 2.19	$ 1.89
Stock-based compensation | $	$ 1,000,000.0	900,000	$ 3,000,000.0	$ 2,500,000	$ 3,400,000	$ 10,000.00
Unrecognized stock-based compensation expense | $	5,100,000		$ 5,100,000		$ 6,400,000	$ 1,000,000.0
Unrecognized stock-based compensation expense, period			1 year 7 months 9 days		3 years
2019 Plan [Member] | Time Based Vesting Stock Option [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration period			10 years
2019 Plan [Member] | Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation | $	$ 0	$ 0	$ 0	$ 0	$ 0
2016 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted						67,050
2016 Plan [Member] | Time Based Vesting Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period					5 years
Expiration period					10 years
Weighted average fair value granted | $ / shares						$ 37.16
Stock-based compensation | $						$ 2,300,000